Restructuring, Impairment, and Plant Closing and Transition Costs	9 Months Ended
Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Plant Closing and Transition Costs
Note 6. Restructuring, Impairment, and Plant Closing and Transition Costs

Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency.

Restructuring Activities

Company-wide Restructuring

In December 2020, we implemented a plan to decommission certain existing equipment in a section of our Duisburg, Germany manufacturing site. As part of the program, we recorded a restructuring credit of $5 million and restructuring expense of $10 million for the three and nine months ended September 30, 2021, respectively, all of which is related to employee benefits. We expect to incur additional cash charges of approximately $5 million through the end of 2022, all of which relates to other employee costs. We expect $3 million of these future costs will relate to the Titanium Dioxide segment and $2 million will relate to the Performance Additives segment.

Titanium Dioxide Segment

In July 2016, we implemented a plan to close our Umbogintwini, South Africa titanium dioxide manufacturing facility. In connection with this plan, in August 2020 we sold the Umbogintwini facility. Accordingly, during the third quarter of 2020 we received proceeds of $6 million related to this sale and recognized a corresponding gain on disposal of assets of $6 million. This gain is recorded in the "Other operating expense (income), net" line item of our unaudited condensed consolidated statement of operations.

In March 2017, we implemented a plan to close the white-end finishing and packaging operation of our titanium dioxide manufacturing facility at our Calais, France site. The announced plan followed the 2015 closure of the black-end manufacturing operations and resulted in the closure of the entire facility. As part of the program, we recorded restructuring and plant closure expense of $1 million and $8 million for the three and nine months ended September 30, 2021 and nil and $4 million for the three and nine months ended September 30, 2020, all of which related to plant shutdown costs. $1 million and $5 million of the plant shutdown costs recorded in the three and nine months ended September 30, 2021 were non-restructuring plant closure costs. We expect to incur additional cash plant shutdown costs for our Calais, France facility of approximately $13 million through 2023.

In September 2018, we implemented a plan to close our Pori, Finland titanium dioxide manufacturing facility. We recorded approximately $39 million of restructuring and plant closing costs for the three months ended September 30, 2021, of which approximately $3 million was restructuring expense related to the plan and $36 million was non-restructuring plant shutdown expenses. Restructuring expense consists of $1 million of cash plant shutdown costs and $2 million of accelerated depreciation. Non-restructuring plant closing costs consist of $7 million recorded as accrued liabilities and $29 million are recorded as other non-current liabilities on our condensed consolidated balance sheet at September 30, 2021. We recorded restructuring expense of $6 million for the nine months ended September 30, 2021, of which $1 million related to other employee costs, $3 million related to plant shutdown costs and $2 million related to accelerated depreciation. Restructuring expense for the nine months ended September 30, 2021 consists of $4 million of cash expense.

We recorded restructuring expense related to our Pori, Finland manufacturing facility of $10 million for the three months ended September 30, 2020, of which $9 million was related to accelerated depreciation and $1 million related to plant shutdown costs. This restructuring expense consists of $1 million of cash expense and a noncash expense of $9 million. We recorded restructuring expense of $18 million for the nine months ended September 30, 2020 of which $11 million was related to accelerated depreciation, $2 million related to employee benefits and $5 million related to plant shutdown costs. This restructuring expense consists of $7 million of cash expense and a noncash expense of $11 million.

We expect to incur additional charges related to our Pori facility of approximately $78 million through the end of 2024, of which $7 million relates to accelerated depreciation, $68 million relates to plant shut down costs, $1 million relates to other employee costs and $2 million relates to the write off of other assets. Future charges consist of $9 million of noncash costs and $69 million of cash costs.
Performance Additives Segment

In May 2021, we completed the sale of our water treatment business for approximately $6 million in cash. We recorded a loss on disposal of $2 million, subject to future working capital adjustments, which is included in Other income in our unaudited condensed consolidated statements of operations.

Accrued Restructuring and Plant Closing and Transition Costs

As of September 30, 2021 and December 31, 2020, accrued restructuring and plant closing and transition costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued liabilities as of December 31, 2020	$18	$1	$19
2021 charges for 2017 and prior initiatives	1	2	3
2021 charges for 2018 initiatives	1	3	4
2021 charges for 2020 initiatives	8	2	10
2021 payments for 2017 and prior initiatives	(2)	(2)	(4)
2021 payments for 2018 initiatives	(2)	(3)	(5)
2021 payments for 2020 initiatives	(1)	(2)	(3)
Foreign currency effect on liability balance	(1)	(1)	(2)
Accrued liabilities as of September 30, 2021	$22	$—	$22

(1)The total workforce reduction reserves of $22 million relate to the termination of 168 positions, of which 18 positions have been terminated but require future payment as of September 30, 2021.
(2)Accrued liabilities remaining at September 30, 2021 and December 31, 2020 by year of initiatives were as follows:

	September 30, 2021	December 31, 2020
2017 initiatives and prior	$3	$4
2018 initiatives	4	5
2020 initiatives	15	10
Total	$22	$19
Details with respect to our reserves for restructuring, impairment and plant closing and transition costs are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued liabilities as of December 31, 2020	$18	$1	$19
2021 charges for 2017 and prior initiatives	3	—	3
2021 charges for 2018 initiatives	4	—	4
2021 charges for 2020 initiatives	10	—	10
2021 payments for 2017 and prior initiatives	(4)	—	(4)
2021 payments for 2018 initiatives	(5)	—	(5)
2021 payments for 2020 initiatives	(3)	—	(3)
Foreign currency effect on liability balance	(2)	—	(2)
Accrued liabilities as of September 30, 2021	$21	$1	$22
Current portion of restructuring reserves	$13	$1	$14
Long-term portion of restructuring reserve	$8	$—	$8

Restructuring, Impairment and Plant Closing and Transition Costs

Details with respect to major cost type of restructuring charges and other plant closure costs for the three and nine months ended September 30, 2021 and 2020 are provided below:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Cash charges	$(4)	$1	$17	$11
Impairment of assets	—	3	—	3
Accelerated depreciation	2	9	2	11
Other plant closure costs	37	—	41	—
Total Restructuring, Impairment and Plant Closing and Transition Costs	$35	$13	$60	$25